N-2	Feb. 02, 2024
Cover [Abstract]
Entity Central Index Key	0001885778
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Asset-Based Lending Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
The first table on the cover page of the Prospectus is replaced in its entirety as follows:

	Per Class I Share	Per Class S Share	Per Class D Share	Total
Price to Public 1	At current NAV	At current NAV plus sales load	At current NAV plus sales load	$300,000,000.00 plus sales load
Maximum Sales Load 2 as a Percentage of Purchase Amount	None	3.50%	1.50%
Total Proceeds to the Fund 3	Current NAV	Current NAV	Current NAV	$300,000,000.00
1
Class I Shares, Class S Shares and Class D Shares of beneficial interest (the “Shares”) are continuously offered at current net asset value (“NAV”), which will fluctuate.
2
Class S Share investments may be subject to a sales charge of up to 3.50% and Class D Shares may be subject to a sales charge of up to 1.50%. Such sales load will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. See “Distribution
Arrangements.”
3
Total Proceeds to the fund assume that all registered Shares will be sold in a continuous offering and the maximum sales load is incurred as applicable. The proceeds may differ from that shown if other than the maximum sales load is paid on average, the then-current net asset value at which Shares are sold varies from that shown and/or additional Shares are registered.

Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a Percentage of Purchase Amount
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]

[1]	Class S Share investments may be subject to a sales charge of up to 3.50% and Class D Shares may be subject to a sales charge of up to 1.50%. Such sales load will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. See “Distribution Arrangements.”